Loans payable - employees (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Loans payable - employees	$ 4,593,874
Na Wang [Member]
Loans payable - employees	2,341,932
Wei Zhang [Member]
Loans payable - employees	$ 2,251,942